Property, Equipment and Software - Schedule of Property, Equipment and Software (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Equipment and Software [Line Items]
Total cost	¥ 210,052		¥ 36,592
Less: Accumulated depreciation and amortization	(24,486)		(24,399)
Property, equipment and software, net	185,566	$ 29,119	12,193
Mining Equipment [Member]
Property, Equipment and Software [Line Items]
Total cost	146,881		0
Computers and Electronic Equipment
Property, Equipment and Software [Line Items]
Total cost	27,492		14,540
Leasehold Improvements
Property, Equipment and Software [Line Items]
Total cost	21,412		17,130
Mechanical Equipment
Property, Equipment and Software [Line Items]
Total cost	7,694		1,181
Software
Property, Equipment and Software [Line Items]
Total cost	5,438		1,955
Construction in Progress
Property, Equipment and Software [Line Items]
Total cost	665		1,325
Motor Vehicles
Property, Equipment and Software [Line Items]
Total cost	¥ 470		¥ 461